                         Acorn



                           The Acorn Family of Funds





                                          Third Quarter Report
                                          --------------------------------------
                                                              September 30, 1998



Managed by Wanger Asset Management, L.P.

Acorn's Automated Service Line: 1-800-962-1585

Acorn's Automated Service Line allows you quick, convenient access to your Acorn mutual fund investments anytime you want - 24-hours a day, 7-days a week. It's easy to use, confidential and toll-free. Simply use your touch-tone telephone to call 1-800-962-1585, and follow the easy automated instructions.


You can use Acorn's Automated Service Line to:

  Access account information                  Request duplicate statements
  Check fund prices                           Obtain year-end information
  Initiate a transaction, such as buying,     Request duplicate tax forms
  selling or exchanging shares


Our Web site contains a complete list of the menu items available on the Automated Service Line. The address is www.acornfunds.com. If you'd like to go directly to the Automated Service Line page, the address is www.acornfunds.com/serviceAudio.html.

Acorn Family of Funds Third Quarter Report 1998
    Table of Contents

Squirrel Chatter
    Modern Portfolio Theory, or Poker With Polly                     2

Acorn USA
    In a Nutshell                                                    4
    Performance at a Glance                                          5
    Major Portfolio Changes                                         10
    Statement of Investments                                        11

Acorn Fund
    In a Nutshell                                                    6
    Performance at a Glance                                          7
    Major Portfolio Changes                                         14
    Statement of Investments                                        16
    Foreign Portfolio Diversification                               24

Acorn International
    In a Nutshell                                                    8
    Performance at a Glance                                          9
    Major Portfolio Changes                                         25
    Statement of Investments                                        27
    Portfolio Diversification                                       31

    Estimated Year-End Distributions

    Acorn Fund            Long-term Capital Gains: $0.80/share

    Acorn International   No year-end distributions are anticipated

    Acorn USA             Long-term Capital Gains: $0.81/share
                          Short-term Capital Gains: $0.21/share

    The record date and payable date for these distributions are tentatively scheduled for early December. Remember that these are preliminary estimates and are subject to change.

    Watch for Acorn's Tax Guide, which will be mailed with your Form 1099-DIV in early 1999.

Modern Portfolio Theory, or Poker With Polly


[PHOTO OF RALPH WANGER APPEARS HERE]

About 30 years ago, the hottest academic gathering in finance was the Center for Research in Security Prices (CRSP) semi-annual meeting at the University of Chicago. The director of CRSP was our own Jim Lorie, who ran CRSP and also made many valuable contributions to modern finance theory. The beginning of all this effort was a simple question that an officer at Merrill Lynch asked Jim: "If you had owned a typical stock portfolio for a long time, how much money would you have made?" There was no answer available. The Dow-Jones averages existed, but they were (and are) calculated in such an old-fashioned way that they are mathematically worthless. A young professor, Larry Fisher, took on the job of developing good data on stock prices, which sounded no sweat - just look up the prices in the old Wall Street Journal in the university library. It was a whole lot harder than that. After many years of painstaking work, Fisher's team produced data that is now the standard source for most work in financial research.

Low-ball poker is ordered by a reverse lexicographic sort.

     One of the most important theories to come out of the work at Chicago and other universities was the Capital Asset Pricing Model (CAPM). After a long list of unrealistic assumptions, CAPM suggested that owning a bit of everything, called the Market Portfolio, had a better risk/reward profile than more concentrated portfolios. If that were so, an unmanaged, broad portfolio would be a valuable asset, and so the idea of the Index Fund was born.

     One of the young scholars present was Bill Fouse, who understood financial mathematics not only in theory but also in the real world, for he organized the evening poker games at the CRSP meetings. Experts in mathematical statistics make interesting poker players. In one game, one of the few female members of the group sat in. Polly was a beginner at poker, so when the dealer called a game of "High-Low," she asked Bill Fouse what constituted the winning hand for "Low." Bill thought for a few seconds, and replied, "Simple enough. It is ordered by a reverse lexicographic sort."

     "Fine," agreed Polly. That was exactly the information she needed to win three of the next five hands. Who says advanced mathematics isn't practical?

     Despite his own poker-playing prowess, Bill Fouse took a day job. In 1971, he created a pioneering index fund at the Wells-Fargo Bank, and then went to the Mellon Bank and started their index fund department, so he has as good a claim as anyone to be named "Father of the Index Fund." In March 1998, he presented a paper at the Investment Company Institute's annual meeting in Washington, DC. What does the Father of the Index Fund say now?

     "Based on my analysis, I believe the S&P 500 is likely to underperform the broader market in the foreseeable future.

     "...My assertion was, and is, that the lower-risk, higher-liquidity large-cap stocks should promise less total return to investors than higher-risk, illiquid small-cap stocks.

     "As of March 1998, I expect large stocks to soon cease outperforming the average stock. As a result, for some adjustment period (the next five years or so), actively managed portfolios may outperform the S&P 500 by 50 percent or more - which spells more trouble for the already sputtering institutional large-cap core-index fund business."/1/

     If Bill Fouse says that his index fund will underperform actively managed small-cap funds over the next five years, I can but bow to his wisdom and experience. Nobody can predict the future, but Bill's idea is a good theory. Small stocks continued to underperform for the six months from his March speech through September, but in the last few weeks small-cap stocks have turned upward.

--------------------------------------------------------------------------------
1. Quoted in the Financial Analysts Journal, July/August 1998.
The S&P 500 is a broad market-weighted average of U.S. blue-chip companies.

Acorn Launches Two New Funds

This quarter, we are pleased to announce two additions to the Acorn Family of Funds, Acorn Twenty and Acorn Foreign Forty. These funds will invest primarily in the stocks of mid-cap companies -- those with market capitalizations of $1 billion to $10 billion. In October, we mailed information about Acorn Twenty and Acorn Foreign Forty to all current shareholders. The funds will begin trading on November 23.

     We've received a lot of phone calls since announcing Acorn Twenty and Acorn Foreign Forty. Many of you have asked us why we are launching two new funds in the midst of extreme market volatility. Some of you wonder why we're starting mid-cap funds when our expertise is in small-caps. The answer lies in our experience, which has taught us to follow two rules: (1) stick to what you know and (2) listen to your customers.

     First, we know how to pick stocks. Over the past 28 years, our extensive research has uncovered great stocks of great companies, some of which were too large for our existing small-cap portfolios. Our analysts' stock-picking process works just as well with mid-caps as it does with small-caps. (Remember that many of the stocks currently in Acorn Fund were small-cap when we bought them, but have grown to mid-cap size.) Acorn Twenty and Acorn Foreign Forty will offer investors access to a select group of larger companies that exhibit the exact same characteristics as our small-cap picks -- stocks with strong growth potential, solid fundamentals, and a reasonable price.

     As far as the market volatility goes... we think that we may be starting new funds at a time when great bargains are available. We invest with a long-term objective for all of the Acorn funds, and Acorn Twenty and Acorn Foreign Forty are no exception.

     We're excited about the launch of these funds, and hope you share in our enthusiasm. If you need another copy of the prospectus or have any questions about the new funds, call a shareholder services representative toll-free at 1-800-9-ACORN-9 (1-800-922-6769).


Best Regards,

/s/ Ralph Wanger

Ralph Wanger
Chief Investment Officer, Wanger Asset Management
Lead Portfolio Manager, Acorn Fund

MEET THE TRUSTEES This quarter, we are pleased to introduce two of the most senior members of the Acorn board of trustees: James H. Lorie and David C. Kleinman.

     Jim Lorie is Vice Chairman of Acorn's board of trustees, and has served Acorn shareholders since 1970. As noted on page 2, Mr. Lorie was the founder and first director of the University of Chicago's Center for Research in Securities Prices. He served as associate dean for U of C' s Graduate School of Business, and was instrumental in developing a long-term plan for its success -- what came to be called The Chicago Approach to Business Education. The approach was the first serious alternative to Harvard's case study model, and it is now the dominant approach to business education. The University of Chicago is now rated as one of the top business schools in the world. Six members of the Acorn investment team are Chicago MBA's. Today, Mr. Lorie is a professor emeritus.

     David Kleinman is also affiliated with the University of Chicago. He is currently adjunct professor of strategic management at the Graduate School of Business, and has taught finance, strategy and business policy. Mr. Kleinman has participated as a trustee for the Acorn funds since 1972, and also serves on several other corporate boards and is a private business consultant. His experience includes work in the Finance Staff at the Ford Motor Company, where he was responsible for oversight and management of the investment managers of the Company's pension funds.

Acorn USA
    In a Nutshell

[PHOTO OF ROBERT A. MOHN APPEARS HERE]

Last quarter stocks got a good ol' whupping. Acorn USA dropped 19.3%, just less than the Lipper Small-Cap Fund Average's 21.5% plunge. Year-to-date, the Lipper average is down 16.5% while Acorn USA is down only 8.2%, a semi-heroic result in small-cap land. Of course, it's also 8.2% less than you could have earned in a piggybank.

     Fear finally dethroned Greed last quarter. Scary stories about credit crunches, Asia's crumbling economy, and the beheading of hedge fund nobles snapped investors out of their bull market trance. The herd deserted stocks and stampeded into safer hiding places (like piggybanks).

     Our worst stocks were our heavy debtors. Debt adds risk, and risk was a major turn-off. Magellan, Host Marriott, and RCN all have debt dependencies, which gave their stocks the shakes. Each dropped 30-60%. Centennial Cellular and Cable Michigan received takeover bids this year, but wilted along with the high-yield bond market they need to tap to obtain takeout financing. High-yield bonds aren't selling these days. Investors have turned into a bunch of teetotalers who buy bonds from only the soberest of credits. For the moment, our takeover duo doesn't qualify.

     Small stocks are sinking under a torrent of tax-loss selling. Mutual funds desperately want to take tax losses by October 31 (the day most mutual funds have to measure realized gains and losses for tax purposes). But tax deferral just isn't worth what it used to be, given today's low capital gains tax rates and low interest rates. Still, tax-motivated selling can make a lot of sense... for the buyer. Taxophobes have a perverse instinct to sell stocks at the lowest possible price in order to realize the greatest possible tax loss. We're taking the other side of those trades, buying some of our favorite stocks at firesale prices. Here's to a happy new (tax) year!

/s/Robert A. Mohn
Robert A. Mohn
Lead Portfolio Manager

Fund Assets as of 9/30/98: $238.8 million
       Acorn USA Top 10 Holdings

CalEnergy                                      6.4%
Power Plants

Micros Systems                                 4.9%
Information Systems for Restaurants & Hotels

Lincare Holdings                               4.5%
Home Health Care Services

Acceptance Insurance                           3.4%
Crop Insurance

Centennial Cellular                            3.4%
Cellular Franchises

Atmos Energy                                   3.4%
Natural Gas Utility

Host Marriott Services                         3.2%
Fast Food Kiosks in Airports

Mecklermedia                                   3.1%
Internet Trade Shows & Magazines

Wackenhut                                      2.8%
Prison Management

Data Transmission                              2.6%
Data Services for Farmers

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


Dynamic Duo

Kronos and Micros are our tech twins. Both have dominant shares of budding technology markets (and very Homeric names). Both take common business gadgets (timeclocks for Kronos, cash registers for Micros) and stuff them with computer chips and proprietary software to create "smarter" devices that link to their customers' information management systems (manufacturers for Kronos, restauranteurs for Micros). Both are ensconced in protected tech niches, growing briskly, valued moderately and deserving of our top 12 list.

Performance at a Glance

The Value of a $10,000 Investment in Acorn USA
    September 4, 1996 through September 30, 1998

[LINE GRAPH APPEARS HERE]

    Average Annual Total Return
    ---------------------------
       1 Year     Life of Fund
        -7.8%         18.3%


Date      Acorn USA ($)  Russell 2000 ($)
09/04/96  10,000         10,000
09/30/96  10,720         10,360            +7.2%
12/31/96  11,650         10,899            +8.7%
03/31/97  11,480         10,335            -1.5%
06/30/97  13,320         12,011            +16.0%
09/30/97  15,340         13,798            +15.2%
12/31/97  15,413         13,335            +0.5%
3/31/98   17,401         14,678            +12.9%
6/30/98   17,525         13,993            +0.7%
9/30/98   14,151         11,174            -19.3%

This graph compares the results of $10,000 invested in Acorn USA on September 4, 1996 (the date Fund shares were first offered to the public), with the Russell 2000 Stock Index with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn USA Portfolio Diversification
    as a % of net assets, as of 9/30/98

[PIE CHART APPEARS HERE]


Information                              35.6%
Finance                                  13.4%
Energy/Minerals                          15.9%
Industrial Goods/Services                11.6%
Health Care                               8.6%
Consumer Goods/Services                   3.4%
Real Estate                               1.5%
Cash and other assets less liabilities   10.0%
                                         -----
                                        100.0%

Relative Performance
------------------------------------------------------------------
                        3rd quarter    Last 9 mos.    Last 12 mos.
                               1998

Acorn USA                     -19.3%         -8.2%           -7.8%
Russell 2000                  -20.2%        -16.2%          -19.0%
Lipper Small-Cap
 Funds Avg                    -21.5%        -16.5%          -20.6%
S&P MidCap 400                -14.5%         -7.1%           -6.3%
S&P 500                       -10.0%          6.0%            9.1%

The Russell 2000 is formed by taking the 3,000 largest companies and then eliminating the largest 1,000 leaving a market capitalization-weighted index of 2,000 small companies. The Lipper Small-Cap Funds Avg. is an average of all U.S. small-cap funds tracked by Lipper, which consisted of 676, 625, and 577 funds for the 3rd qtr., last 9 mos., and last 12 mos. periods above. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/98: $13.80
-----------------------------------------

Acorn Fund
    In a Nutshell

[PHOTOS OF RALPH WANGER AND CHARLES P. McQUAID APPEARS HERE]

On August 17, Russia defaulted, triggering a worldwide market panic. Long Term Capital Management, an over-leveraged hedge fund, failed, requiring a $3.5 billion bailout on September 23. Four days later, Japan Leasing Corporation filed for bankruptcy, becoming Japan's biggest financial failure in 50 years. Realizing the risk, investors cut off low-grade lending. Prices for "junk bonds" and financial service companies plunged, and other stocks dropped in sympathy.

     Acorn Fund lost 19.5% in the quarter, not quite as bad as the Lipper Small-Cap Funds Index (-21.4%) and the Russell 2000 (-20.2%). As shown on page 7, large-caps fared better over the same period.

     A number of Acorn's stocks got nailed this quarter. Windmere, IFR Systems and Metal Management all collapsed about 80% due to weak sales and the Asian crisis. InfoUSA dropped 59% on an earnings shortfall and management turmoil. Thermo Instruments and Thermo Electron cooled 58% and 56%, respectively, on a drop in their Asian sales. Giga Information, Larscom, and Dunn Computer fell 60-70% each. These were mostly small positions to start with (even smaller now), so the total portfolio was down a lot less.

     Acorn's technology stocks held up relatively well. American Power Conversion and Solectron beat EPS estimates, powering respective stock gains of 26% and 14%. Compuware gained another 15%.

     Financial panics, like emotional panics, are severe but usually short-lived. By late October, the gloom lifted. The Fed reduced interest rates and indicated that it will provide liquidity. Small-cap stocks have begun to recover, and have become excellent values relative to large-caps. The corporate world apparently agrees, resulting in takeovers of our stocks. Zeigler Coal, Altron, Mecklermedia, Fred Meyer, and HBO & Company agreed to sell out.

/s/Ralph Wanger

Ralph Wanger
Lead Portfolio Manager


/s/Charles P. McQuaid

Charles P. McQuaid
Co-Portfolio Manager

Fund Assets as of 9/30/98: $3,137.5 million
    Acorn Fund Top 10 Holdings

Liberty Media                           4.1%
CATV & Satellite Dish Programming

Lincare Holdings                        3.1%
Home Health Care Services

Carnival                                2.7%
Largest Cruise Line

AES Corporation                         2.1%
Power Plants

Harley Davidson                         2.1%
Motorcycles & Related Merchandise

HBO and Company                         2.0%
Hospital Computer Services

National Data                           1.7%
Credit Card/Health Claims Processor

Solectron                               1.4%
Equipment Manufacturing Services

SEI Investments                         1.4%
Mutual Fund Administration

First Health Group                      1.4%
PPO Network

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.



 Electrifying
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
             Returns
We first bought Solectron in 1989, when its market cap was just $35 million. This electronics outsourcing company had a superior track record, but had a cheap stock because public competitors had erratic results. Since then, the trend to outsourcing accelerated. Solectron bought a number of original equipment manufacturing plants, accompanied with supply contracts. Solectron's worldwide capabilities are a major advantage in serving multinational customers. Since our first purchase, Solectron's sales are up 4000% and its stock is up 6400%.

Performance at a Glance

The Value of a $10,000 Investment in Acorn Fund
    June 10, 1970 through September 30, 1998

[LINE GRAPH APPEARS HERE]

Date        Acorn Fund ($)     S & P ($)
6/10/70         10,000          10,000
1970            13,587          12,676
1971            17,828          14,490         +31%
1972            19,368          17,242          +9%
1973            14,765          14,709         -24%
1974            10,691          10,816         -28%
1975            13,945          14,842         +30%
1976            23,045          18,394         +65%
1977            27,168          17,077         +18%
1978            31,777          18,200         +17%
1979            47,790          21,586         +50%
1980            62,594          28,602         +31%
1981            58,005          27,195          -7%
1982            68,208          33,054         +18%
1983            85,389          40,510         +25%
1984            89,045          43,051          +4%
1985           117,142          56,710         +32%
1986           136,843          67,295         +17%
1987           142,923          70,828          +4%
1988           178,370          82,591         +25%
1989           222,681         108,761         +25%
1990           183,674         105,386         -18%
1991           270,641         137,492         +47%
1992           336,210         147,928         +24%
1993           444,889         162,882         +32%
1994           411,750         165,032          -7%
1995           497,407         227,047         +21%
1996           609,569         279,177         +23%
1997           761,852         372,320         +25%
9/30/98        684,967         394,671       -10.1%

         Average Annual Total Return
---------------------------------------------
1 Year    5 Years    10 Years    Life of Fund
-10.7%     9.8%        14.7%        16.1%

This graph compares the results of $10,000 invested in Acorn Fund on June 10, 1970 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the Standard & Poor's 500 Stock Index with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn Fund Portfolio Diversification
    as a % of net assets, as of 9/30/98

[PIE CHART APPEARS HERE]

Information                              30.0%
Finance                                  11.8%
Energy/Minerals                           8.8%
Industrial Goods/Services                 8.0%
Health Care                               9.3%
Consumer Goods/Services                   9.5%
Real Estate                               4.6%
Foreign                                  10.2%
Cash and other assets less liabilities    7.8%
                                        ------
                                        100.0%

Relative Performance
----------------------------------------------------------------
                        3rd quarter    Last 9 mos.  Last 12 mos.
                               1998
Acorn Fund                   -19.5%         -10.1%        -10.7%
S&P 500                      -10.0%           6.0%          9.1%
Russell 2000                 -20.2%         -16.2%        -19.0%
Lipper Small-Cap
  Funds Index                -21.4%         -16.3%        -21.2%
S&P MidCap 400               -14.5%          -7.1%         -6.3%
Dow-Jones                    -12.0%           0.4%          0.4%

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Russell 2000 is formed by taking the 3,000 largest companies and then eliminating the largest 1,000 leaving a market capitalization-weighted index of 2,000 small companies. The Lipper Small-Cap Funds Index measures the performance of the 30 largest U.S. small-cap funds tracked by Lipper. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The Dow Jones Industrial Average includes 30 large companies. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/98: $15.06
-----------------------------------------

Acorn International
    In a Nutshell

[PHOTO OF LEAH JOY ZELL APPEARS HERE]

The Brazilians call August Mes do Cachorro Louco, or month of the crazy dog. We have had an entire quarter of crazy dog behavior in world markets. As investors around the globe turned away from risk, the prices of equities and all but the highest quality credits crashed.

     The real world has not changed nearly so much as prices might suggest. The problems of Asia and the parlous state of Russian finances were both well-known in July. What changed was the psychology of financial markets. The large losses on Russian government bonds caused investors in those markets to sell their holdings elsewhere to pay off creditors. The subsequent wave of liquidations triggered sharp markdowns on all types of financial assets and shook investor confidence worldwide.

     The financial turmoil is now forcing policymakers from Tokyo to Brazil to confront and deal with long-standing unresolved issues. Interest rates are coming down globally. Both of these developments are good for equities long-term. In the future, we will likely remember this volatility as positive. Excesses were wrung out of the system and new initiatives adopted, leaving world economies more resilient to crisis in their wake.

     The Acorn International portfolio is leaner and cleaner than it was a year ago, having been repeatedly tested in a tough environment. Our relative performance remains solid. We have plenty of cash to give us buying power in the downdrafts. Valuations have improved dramatically and markets are rebounding. With many quality company stocks on sale, we expect to do a lot of shopping between now and year-end. What you should not expect is a large tax bill in December, because we have made a concerted effort to avoid one.

With best wishes from our entire team,

/s/Leah Joy Zell

Leah Joy Zell
Lead Portfolio Manager

Fund Assets as of 9/30/98: $1,537.7 million
    Acorn International Top 10 Holdings

Tieto Corporation                    Finland         4.6%
Computer Services/Consulting

WM Data                              Sweden          4.3%
Computer Services/Consulting

Serco Group                          United Kingdom  2.3%
Facilities Management

Atos                                 France          2.1%
Computer Services/
Transaction Processing

Rhoen Klinikum                       Germany         2.1%
Hospital Management

Getronics                            Netherlands     1.7%
Computer Services

Cie Fin Richemont                    Switzerland     1.6%
Luxury Goods & Tobacco

Venture Manufacturing                Singapore       1.5%
Contract Electronics Manufacturer

Li and Fung                          Hong Kong       1.5%
Sourcing of Consumer Goods

Capita Group                         United Kingdom  1.3%
Outsourcing Services

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


  Public Sector
--------------------------------------------------------------------------------
                  Partner
What do scientists at the European Space Agency, air traffic controllers in Australia, and toll booth operators in Hong Kong have in common? They all work for Serco, a facilities management company that handles complex logistical tasks on long-term contract for governments and blue-chip corporations worldwide. The large demand for such services has driven company sales and profits in excess of 25% over the last five years. Serco has been in our portfolio since 1994, over which time its share price has more than tripled.

Performance at a Glance


The Value of a $10,000 Investment in Acorn International
     September 23, 1992 through September 30, 1998

[LINE GRAPH APPEARS HERE]

Acorn International
            $20,408

EAFE
$16,396

Average Annual Total Return
--------------------------------------------
         1 Year     5 Years     Life of Fund
          -5.7%        8.0%            12.6%

Date          Acorn Int'l ($)     EAFE ($)
12/31/92      10,679              9,614        +6.8%
12/31/93      15,924              12,745      +49.1%
12/31/94      15,319              13,736       -3.8%
12/31/95      16,686              15,275       +8.9%
12/31/96      20,133              16,199      +20.7%
12/31/97      20,170              16,487       +0.2%
9/30/98       20,408              16,396       +1.2%

This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with Morgan Stanley's Europe, Australasia Far East Index (EAFE). The beginning value of EAFE is as of 9/30/92. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn International Portfolio Diversification as a % of net assets, as of 9/30/98

[PIE CHART APPEARS HERE]

Information                                28.0%
Finance                                     7.7%
Energy/Minerals                             1.6%
Industrial Goods/Services                  14.5%
Health Care                                 5.5%
Consumer Goods/Services                    18.7%
Other Industries                            5.0%
Cash and other assets less liabilities     19.0%
                                          ------
                                          100.0%

Relative Performance
------------------------------------------------------------------------
                            3rd quarter     Last 9 mos.     Last 12 mos.
                                   1998
Acorn International         -16.1%           1.2%            -5.7%
EAFE                        -14.2%          -0.6%            -8.3%
EMI (World ex-U.S.)         -15.1%          -0.9%           -11.1%
Lipper Int'l Small-Cap
  Funds Index               -17.3%          -0.9%           -10.6%
Lipper Int'l Funds Index    -15.8%          -2.5%            -9.9%

EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged widely recognized international benchmark that comprises 20 major markets in Europe, Australia, and the Far East. The EMI (World ex-U.S.) is Salomon Brothers' index of the bottom 20% of institutionally investable capital of countries, as selected by Salomon, excluding the U.S. The Lipper Int'l Small-Cap Funds Index measures the performance of the 10 largest int'l small-cap funds tracked by Lipper. The Lipper Int'l Funds Index measures the performance of the 30 largest non-U.S. funds tracked by Lipper. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/98: $18.25
-----------------------------------------

Acorn USA
     Major Portfolio Changes in the Third Quarter

                                          Number of Shares
                                        --------------------
                                         6/30/98     9/30/98
Additions
     Information
Activision                                     0     116,500
Aspect Telecommunications                137,100     146,100
Aztec Technology Partners                      0     243,000
InfoUSA, Cl. B (formerly known as
 American Business Information)          125,400     279,400
International Game Technology             48,000     146,000
RCN                                      269,400     396,400
Sykes Enterprises                        138,800     196,300

------------------------------------------------------------
     Consumer Goods/Services
Fresh Foods                                    0      40,000

------------------------------------------------------------
     Finance
AmerUs Life Holdings                     187,500     210,500
Pioneer Group                                  0      46,000
UICI                                     322,000     363,000

------------------------------------------------------------
     Energy/Minerals
Atmos Energy                             242,000     283,000
CalEnergy                                503,000     573,400



Sales
------------------------------------------------------------
     Information
Cablevision Systems                       32,000           0
CMP Media                                 50,000           0
Micros Systems                           430,000     391,500
Thermoquest                              181,000     102,300
World Color Press                         90,000           0

------------------------------------------------------------
     Health Care
Cardiac Pathways                           9,600           0

------------------------------------------------------------
     Finance
Penn Treaty American                      53,000           0

------------------------------------------------------------
     Industrial Goods/Services
Labor Ready                               31,500           0
Gibraltar Steel                           28,000           0

------------------------------------------------------------
     Energy/Minerals
GeoScience                               252,000     197,000
Equitable Resources                      114,000      92,300

------------------------------------------------------------
     Other Industries
Cornerstone Properties                    22,000           0

Acorn USA
Statement of Investments (unaudited) September 30, 1998



Number of Shares                                           Value (000)
----------------------------------------------------------------------

                                                  Common Stocks: 90.0%
----------------------------------------------------------------------
Information: 35.6%
               Broadcasting: 2.6%
  209,100    Data Transmission Network                        $ 6,273
             Data Services for Farmers

               Television Programming: 3.6%
  312,000    United Video Satellite Group                       4,622
             CATV & Satellite Dish Programming
  106,000    Liberty Media Group,
               Tele-Communications                              3,889
             CATV & Satellite Dish Programming
---------------------------------------------------------------------
                                                                8,511

               Cable Television: 0.5%
   35,100    Cable Michigan                                     1,220
             Cable TV

               Telephone Services: 3.1%
  396,400    RCN                                                5,153
             Metro Market: Voice, Video & Data Services
   54,000    Commonwealth Telephone                             1,293
   10,800    Commonwealth Telephone Rights                         31
             Rural Market: Local, Long Distance
             & Internet Access
  124,400    Startec Global Communications                        855
             International Telecommunications
---------------------------------------------------------------------
                                                                7,332

               Mobile Communications: 4.4%
  254,000    Centennial Cellular                                8,128
             Cellular Franchises
  121,800    COMARCO                                            2,345
             Wireless Network Testing
---------------------------------------------------------------------
                                                               10,473

               Telecommunications Equipment: 1.5%
  146,100    Aspect Telecommunications                          3,506
             Call Center Equipment

               Gaming Equipment: 1.1%
  146,000    International Game Technology                      2,710
             Slot Machines & Progressive Jackpots

               Computer Services: 1.9%
  196,300    Sykes Enterprises                                  3,337
             Call Center Services
  243,000    Aztec Technology Partners                          1,306
             Technology Staffing Services
---------------------------------------------------------------------
                                                                4,643

               Consumer Software: 0.5%
  116,500    Activision                                       $ 1,311
             Entertainment Software

               Transaction Processors: 2.3%
  182,100    National Data                                      5,622
             Credit Card & Health Claims Processor

               Instrumentation: 1.3%
   93,000    Mettler Toledo                                     1,999
             Laboratory Products
  102,300    Thermoquest                                          997
             Mass Spectrometry
---------------------------------------------------------------------
                                                                2,996

               Internet: 3.1%
  378,800    Mecklermedia                                       7,434
             Internet Trade Shows & Magazines

               Business Information/
             Marketing Services: 2.3%
  396,200    IntelliQuest Information                           2,773
             Technology/Market Research
  279,400    InfoUSA, Cl. B (formerly known
               as American Business Information)                1,991
  107,000    InfoUSA, Cl. A                                       622
             Business Data for Sales Leads
---------------------------------------------------------------------
                                                                5,386

               Computer Hardware/
             Related Systems: 7.4%
  391,500    Micros Systems                                    11,745
             Information Systems for Restaurants & Hotels
  159,100    Kronos                                             5,887
             Time Accounting Software & Clocks
---------------------------------------------------------------------
                                                               17,632
                                                           ----------
Information: Total                                             85,049


Acorn USA
     Statement of Investments (unaudited)



Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Health Care:  8.6%
                  Biotechnology/Drug Delivery:  0.5%
    78,000        Synaptic Pharmaceuticals                              $ 1,151
                  Receptor Targeted Drug Design
                  Services: 8.1%
   275,200        Lincare Holdings                                       10,664
                  Home Health Care Services
   470,000        Magellan Health Services                                5,082
                  Mental Health Services
   152,000        First Health                                            3,686
                  PPO Network
-------------------------------------------------------------------------------
                                                                         19,432
                                                                    -----------
Health Care:  Total                                                      20,583

-------------------------------------------------------------------------------
Consumer Goods/Services:  3.4%
                  Retail:  3.2%
   842,100        Host Marriott Services                                  7,684
                  Fast Food Kiosks in Airports
                  Food:  0.2%
    40,000        Fresh Foods                                               380
                  Prepared Foods
                                                                    -----------
Consumer Goods/Services: Total                                            8,064

-------------------------------------------------------------------------------
Finance:  13.4%
                  Savings & Loans:  2.7%
    89,000        H.F. Ahmanson                                           4,939
                  California Savings & Loan
   159,000        Coast Contingency Rights                                1,401
                  Litigation Claim Against US Government
-------------------------------------------------------------------------------
                                                                          6,340
                  Finance Companies:  1.4%
   590,000        World Acceptance                                        3,319
                  Personal Loans
                  Money Management:  0.3%
    46,000        Pioneer Group                                             759
                  Equity Mutual Funds

-------------------------------------------------------------------------------
                  Insurance:  9.0%
   392,100        Acceptance Insurance                                  $ 8,161
                  Crop Insurance
   363,000        UICI                                                    5,990
                  Health Insurance
   210,500        AmerUs Life Holdings                                    4,618
                  Annuities/Life Insurance
    93,000        Leucadia National                                       2,726
                  Insurance Holding Company
-------------------------------------------------------------------------------
                                                                         21,495
                                                                    -----------
Finance:  Total                                                          31,913

-------------------------------------------------------------------------------
                  Industrial Goods/Services:  11.6%
                  Steel:  1.2%
   149,000        Atchison Casting                                        1,481
                  Steel Foundries
    97,300        Schnitzer Steel                                         1,460
                  Scrap Steel Processor
-------------------------------------------------------------------------------
                                                                          2,941
                  Industrial Distribution:  0.6%
    70,000        Vallen                                                  1,365
                  Safety Products Distribution
                  Machinery:  1.0%
   251,200        Farr Company                                            2,449
                  Filters
                  Speciality Chemicals:  1.7%
   232,000        Lilly Industries, Cl. A                                 4,089
                  Industrial Coatings
                  Other Industrial Services:  7.1%
   349,500        Wackenhut, Cl. B                                        6,597
                  Prison Management
   346,000        Hub Group                                               5,449
                  Truck & Rail Freight Forwarder
   322,100        Insurance Auto Auctions                                 4,026
                  Auto Salvage Services
    83,000        Compass International Services                            711
                  Collection Agencies
    51,000        Trailer Bridge                                            115
                  Tug & Barge Transportation
-------------------------------------------------------------------------------
                                                                         16,898
                                                                    -----------
Industrial Goods/Services:  Total                                        27,742



Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
Energy/Minerals: 15.9%
                  Independent Power: 6.3%
   573,400        CalEnergy                                         $ 15,195
                  Power Plants
                  Oil/Gas Producers: 2.4%
   439,300        Tesoro Petroleum                                     5,738
                  Oil Refinery/Gas Reserves
                  Distribution/Marketing/Refining: 5.7%
   283,000        Atmos Energy                                         8,083
                  Natural Gas Utility
   228,400        Dynegy                                               3,069
                  Natural Gas Processing & Marketing
    92,300        Equitable Resources                                  2,348
                  Natural Gas Utility & Producer
----------------------------------------------------------------------------
                                                                      13,500
                  Oil Services: 1.5%
   197,000        GeoScience                                           1,921
                  Offshore Seismic Equipment Company
    52,400        J Ray McDermott                                      1,575
                  Offshore Construction Company
----------------------------------------------------------------------------
                                                                       3,496
                                                                   ---------
Energy/Minerals: Total                                                37,929

----------------------------------------------------------------------------
Real Estate: 1.5%

   101,400        Forest City Enterprises, Cl. A                       2,129
                  Shopping Centers
    47,500        Gaylord Entertainment                                1,416
                  Opryland Hotel & Other Assets
----------------------------------------------------------------------------
                                                                       3,545
                                                                    --------
Real Estate: Total                                                     3,545

Total Common Stocks and                                             --------
 Other Equity-Like Securities: 90.0%                                $214,825

Short-Term Obligations: 9.6%                                          22,918

Total Investments: 99.6%                                             237,743
                                                                     -------
Cash and Other Assets Less Liabilities: 0.4%                           1,041
                                                                     -------
Total Net Assets: 100%                                              $238,784
============================================================================

Acorn Fund
  Major Portfolio Changes in the Third Quarter

                                                            Number of Shares
                                                        ----------------------
                                                          6/30/98      9/30/98
Additions
------------------------------------------------------------------------------
    Information
Activision                                                       0     450,000
Analysts International                                     427,000     567,000
Aztec Technology Partners                                        0   1,000,000
Choicepoint                                                411,000     478,000
Computer Task Group                                        475,000     600,000
Information Holdings                                             0     470,000
International Game Technology                            2,158,000   2,249,000
Jabil Circuit                                              350,000     470,000
Mettler Toledo                                             570,000     810,000
Persetel Q Data (South Africa)                                   0     407,000
RCM Technologies                                           390,000     500,000
Sanmina                                                    200,000     250,000
Sterling Commerce                                          160,000     228,800
Sykes Enterprises                                          670,000     750,000
Univision Communications                                         0      43,000
Young Broadcasting                                         465,000     500,000
------------------------------------------------------------------------------
    Health Care
First Health Group                                       1,700,000   1,752,000
HBO & Company                                            1,992,000   2,177,000
Respironics                                                650,000     798,000
------------------------------------------------------------------------------
    Consumer Goods/Services
Airtours (United Kingdom)                                1,350,000   1,650,000
Bally Total Fitness                                              0     192,000
Barnes & Noble                                                   0      72,000
Coca-Cola Beverages (United Kingdom)                             0   1,000,000
Grand Casinos                                                    0     170,000
Resorts World Berhad (Malaysia)                                  0     750,000
Royal Olympic Cruise                                       130,000     310,000
St. John Knits                                             296,000     392,000
------------------------------------------------------------------------------
    Finance
Peoples Bank Bridgeport                                  1,267,000   1,554,000
Peoples Heritage Financial                                       0      70,000
Pioneer Group                                              673,000     819,000
TCF Financial                                              510,000     695,000
UICI                                                       800,000   1,000,000
------------------------------------------------------------------------------
    Industrial Goods/Services
Clarcor                                                    431,000     535,000
Compass International Services                             627,000     804,000
Expeditors Int'l of Washington                             900,000     950,000
Labor Ready                                                670,000     850,000
------------------------------------------------------------------------------
    Energy/Minerals
Atmos Energy                                               560,000     650,000
Devon Energy                                                     0     300,000
Dynegy                                                     520,000     700,000
Enron Oil & Gas                                                  0     816,000
Equitable Resources                                        800,000     900,000
J Ray McDermott                                            350,000     400,000
KN Energy                                                  240,000     340,000
Northstar Energy (Canada)                                        0   1,000,000
------------------------------------------------------------------------------
    Other Industries
Security Capital Global                                    398,437     690,625


                                                              Number of Shares
                                                             ------------------
                                                             6/30/98    9/30/98
Sales
-------------------------------------------------------------------------------
    Information
Altron                                                       285,000    185,000
American Management Systems                                  125,000          0
American Power Conversion                                    503,000    398,000
BET Holdings, Cl. A                                          420,000          0
Cablevision Systems                                          700,000    800,000
  (includes effect of 2 for 1 stock split)
Cellular Communications
  International (Italy)                                      110,000          0
Electro Scientific Industries                                125,000          0
Harte Hanks Communications                                   600,000    200,000
IFR Systems                                                  450,000    250,000
IMS Health
  (formerly known as Cognizant)                              107,955          0
MicroProse                                                   220,000          0
Micros Systems                                               900,000    786,000
Rohm (Japan)                                                  60,000          0
Solectron                                                  1,000,000    900,000
Systems & Computer Technology                                760,000    660,000
Thermo Instrument Systems                                  1,085,000    885,000
Verilink                                                     282,000          0
WM Data Nordic (Sweden)                                    1,300,000  1,110,000
World Color Press                                          1,185,000    910,000
-------------------------------------------------------------------------------

    Health Care
Lifco (Sweden)                                                80,000          0
Medeva (United Kingdom)                                    3,300,000          0

-------------------------------------------------------------------------------
    Consumer Goods/Services
Amway Asia Pacific (Hong Kong)                                60,000          0
Carnival                                                   2,760,000  2,690,000
Esselte (Sweden)                                             125,000          0
Fred Meyer Holdings                                          871,000    771,000
Newell                                                       480,000    120,000
Rio Hotel & Casino                                           290,000    110,000
Sky City (New Zealand)                                     1,700,000    434,000
Windmere Durable Holdings                                    300,000          0

-------------------------------------------------------------------------------
    Finance
ASR Verzekeringsgroep
  (Netherlands)                                              161,000    145,000
Banca Fideuram (Italy)                                     3,000,000  1,500,000
Foremost                                                     741,000    687,000
Highlands Insurance                                           81,000          0
Protective Life                                              400,000    200,000
Shohkoh Fund (Japan)                                          20,000          0
Union Planters                                               285,000          0

-------------------------------------------------------------------------------
    Industrial Goods/Services
Baldor Electric                                            1,071,000    980,000
Intermet                                                     300,000          0
M A Hanna                                                    600,000          0
Noritsu Koki (Japan)                                         174,000     76,000
Siderca (Argentina)                                        2,800,000  1,200,000
Steel Dynamics                                               300,000          0
Steven Myers & Associates                                     40,000          0
Thermo Electron                                              900,000    750,000
Valmont Industries                                           150,000          0

-------------------------------------------------------------------------------
    Energy/Minerals
AES Corporation                                            2,230,000  1,803,000
Pride International                                        1,000,000    840,000
Saipem (Italy)                                             1,500,000          0
Seagull Energy                                             1,550,000    700,000
Zeigler Coal Holding                                         800,000          0

Acorn Fund
     Statement of Investments (unaudited) September 30, 1998

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------

                                                         Common Stocks and Other
                                                   Equity-Like Securities: 92.2%
--------------------------------------------------------------------------------
Information: 30.0%
             Media
             Broadcasting: 1.4%
  819,000    Data Transmission Network                                  $ 24,570
             Data Services for Farmers
  500,000    Young Broadcasting                                           17,000
             Television Stations
  370,000    Granite Broadcasting                                          2,359
             Television Stations
   43,000    Univision Communications                                      1,279
             TV Network & Stations
--------------------------------------------------------------------------------
                                                                          45,208

             Cable Television: 1.5%
  800,000    Cablevision Systems                                          34,550
  100,000    Cablevision Systems, Pfd                                      6,600
             Cable TV
  140,000    Cable Michigan                                                4,865
             Cable TV
--------------------------------------------------------------------------------
                                                                          46,015

             Television Programming: 4.8%
3,500,000    Liberty Media Group,
             Tele-Communications                                         128,406
             CATV & Satellite Dish Programming
1,000,000    United Video Satellite Group                                 14,813
             CATV & Satellite Dish Programming
  280,000    Macrovision                                                   8,190
             Copyright Protection for Video Tapes & DVDs
--------------------------------------------------------------------------------
                                                                         151,409

             Telecommunications
             Telephone Services: 0.9%
1,298,000    RCN                                                          16,874
             Metro Market: Voice, Video & Data Services
  374,000    Commonwealth Telephone                                        8,953
   74,800    Commonwealth Telephone Rights                                   215
             Rural Market:  Local, Long Distance & Internet Access
   90,000    Startec Global Communications                                   619
             International Telecommunications
--------------------------------------------------------------------------------
                                                                          26,661

             Mobile Communications: 1.7%
  500,000    Telephone and Data Systems                                   17,438
             Cellular & Telephone Franchises
  865,000    SkyTel Communications                                        15,678
             Nationwide Paging
  450,000    Centennial Cellular                                          14,400
             Cellular Franchises
  355,000    COMARCO                                                       6,834
             Wireless Network Testing
--------------------------------------------------------------------------------
                                                                          54,350

             Telecommunications Equipment: 0.6%
  714,000    Aspect Telecommunications                                    17,136
             Call Center Equipment
  577,000    Larscom                                                       1,587
             Digital Access Equipment
--------------------------------------------------------------------------------
                                                                          18,723

             Computer Related Hardware
             Computer Hardware/
             Related Systems: 2.0%
  650,000    Kronos                                                       24,050
             Time Accounting Software & Clocks
  786,000    Micros Systems                                               23,580
             Information System for Restaurants & Hotels
  398,000    American Power Conversion                                    15,000
             Uninterruptable Power Systems
--------------------------------------------------------------------------------
                                                                          62,630

             Semiconductors/Related Equipment: 0.3%
  350,000    Oak Industries                                                9,450
             CATV Coax Connectors
             Gaming Equipment: 1.4%
2,249,000    International Game Technology                                41,747
             Slot Machines & Progressive Jackpots
  406,000    Acres Gaming                                                  1,294
             Manufacturer of Casino Systems
--------------------------------------------------------------------------------
                                                                          43,041

             Contract Manufacturing: 2.2%
  900,000    Solectron                                                    43,200
             Equipment Manufacturing Services
  470,000    Jabil Circuit                                                16,332
             Equipment Manufacturing Services
  250,000    Sanmina                                                       7,031
             Backplanes & Equipment Manufacturing Services
  185,000    Altron                                                        2,336
             Backplanes & Equipment Manufacturing Services
--------------------------------------------------------------------------------
                                                                          68,899

Principal Amount or
Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
               Instrumentation: 1.6%
   810,000     Mettler Toledo                                           $17,415
               Laboratory Products
   885,000     Thermo Instrument Systems                                  9,735
               Scientific & Industrial Instruments
   613,000     Thermoquest                                                5,977
$1,500,000     Thermoquest, 5% Note Due 8/15/00                           1,429
               Mass Spectrometry & Chromatography
$5,000,000     Thermo Optek,
               5% Note Due 10/15/00                                       4,619
   265,000     Thermo Optek                                               2,385
               Elemental & Molecular Spectroscopy
   200,000     Thermo Bio Analysis                                        2,275
               Biochemical Instruments
   232,000     Metrika Systems                                            2,204
               Gamma Ray Instrumentation
   234,122     Onix Systems                                               2,049
               Field Measurement & Sensor Equipment
   280,000     Itron                                                      1,855
               Remote-Readable Electric Meters
   250,000     IFR Systems                                                1,062
               Test Instruments for Communications
-------------------------------------------------------------------------------
                                                                         51,005

               Business Software: 1.3%
   300,000     Compuware                                                 17,662
               Software Tools & Services
   660,000     Systems & Computer Technology                              8,498
               Electronic Commerce Software & Services
   228,800     Sterling Commerce                                          7,922
               Electronic Commerce Software & Services
   266,000     National Instruments                                       6,633
               Virtual Instruments
-------------------------------------------------------------------------------
                                                                         40,715

               Consumer Software: 0.8%
   350,000     Electronic Arts                                           15,356
               Entertainment Software
$6,500,000     Activision, 6.75% Note Due 1/1/05                          5,817
   450,000     Activision                                                 5,062
               Entertainment Software
-------------------------------------------------------------------------------
                                                                         26,235

               Computer Services: 2.7%
   600,000     Computer Task Group                                      $17,587
               Application Development & Maintenance Services
   567,000     Analysts International                                    17,010
               Technology Staffing Services
   750,000     Sykes Enterprises                                         12,750
               Call Center Services
   608,000     BRC Holdings                                              10,336
               Technology Outsourcing for Local Governments
   231,000     BISYS Group                                               10,193
               Processing for Banks
   500,000     RCM Technologies                                           7,375
               Technology Staffing Services
 1,000,000     Aztec Technology Partners                                  5,375
               Application Development & Maintenance Services
   120,000     Keane                                                      4,215
               Application Development & Maintenance Services
   300,000     Dunn Computer                                                994
               Custom Computer Systems for Government
-------------------------------------------------------------------------------
                                                                         85,835

               Software/Services
               Business Information/
               Marketing Services/Publishing: 4.0%
 1,300,000     ACNielsen                                                 28,925
               Retail Measurement
   910,000     World Color Press                                         28,210
               Web-Offset Printing
   478,000     Choicepoint                                               23,004
               Fraud Protection Information
   500,000     Getty Images                                               8,687
               Photographs for Publications & Electronic Media
   300,000     Acxiom                                                     7,444
               Database Marketing Services
 1,000,000     InfoUSA, Cl. B (formerly known
               as American Business Information)                          7,125
 1,200,000     InfoUSA, Cl. A                                             6,975
               Business Data for Sales Leads
   470,000     Information Holdings                                       4,994
               Scientific & Medical Books/Journals
   200,000     Harte Hanks Communications                                 4,475
               Direct Marketing Services
   400,000     CMP Media                                                  4,300
               Technology Trade Press
-------------------------------------------------------------------------------
                                                                        124,139

Acorn Fund
Statement of Investments (unaudited)


Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
               Internet: 0.4%
   305,000     Mecklermedia                                             $ 5,986
               Internet Trade Shows & Magazines
     2,683     Bigfoot International                                      4,024
               Internet Direct Marketing
   342,855     GIGA                                                       1,236
               Data on Information Technology
-------------------------------------------------------------------------------
                                                                         11,246
               Electronics Distribution: 0.5%
 1,090,000     Pioneer-Standard Electronics                               6,881
               Component & Computer Distribution
   550,000     Kent Electronics                                           5,500
               Component Distribution & Contract Assembly
   450,000     Richey Electronics                                         3,094
               Component Distribution & Contract Assembly
   100,000     Richardson Electronics                                       700
               Electron Tubes & Semiconductor Distribution
-------------------------------------------------------------------------------
                                                                         16,175
               Transaction Processors: 1.9%
 1,702,000     National Data                                             52,549
               Credit Card & Health Claims Processor
   300,000     Concord EFS                                                7,744
               Credit Card Processor
-------------------------------------------------------------------------------
                                                                         60,293
                                                                       --------
Information: Total                                                      942,029

-------------------------------------------------------------------------------
Health Care: 9.3%
               Biotechnology/Drug Delivery:  1.0%
   450,000     Inhale Therapeutic Systems                                12,600
               Pulmonary Drug Delivery
   680,000     Synaptic Pharmaceuticals                                  10,030
               Receptor Targeted Drug Design
   790,000     Microcide Pharmaceuticals                                  3,999
               Antibiotics
 1,600,000     Corvas International                                       3,300
               Rational Drug Design
-------------------------------------------------------------------------------
                                                                         29,929
               Medical Equipment: 0.6%
   798,000     Respironics                                                8,978
               Sleep Apnea Products
   300,000     Affymetrix                                                 7,725
               Diagnostic Development
   470,000     Innovasive Devices                                         2,467
               Soft Tissue Bone Anchors
-------------------------------------------------------------------------------
                                                                         19,170
               Hospital/Laboratory Supplies: 0.8%
   273,000     Hillenbrand Industries                                    13,377
               Hospital Beds & Coffins
   644,000     Sybron International                                      12,317
               Laboratory Supplies
-------------------------------------------------------------------------------
                                                                         25,694
               Services: 6.9%
 2,470,000     Lincare Holdings                                          95,712
               Home Health Care Services
 2,177,000     HBO & Company                                             62,861
               Hospital Computer Services
 1,752,000     First Health Group                                        42,486
               PPO Network
 1,410,000     Magellan Health Services                                  15,246
               Mental Health Services
    43,000     Spectrum Health Solutions                                     11
               Workman's Compensation
-------------------------------------------------------------------------------
                                                                        216,316
                                                                       --------
Health Care: Total                                                      291,109

-------------------------------------------------------------------------------
Consumer Goods/Services: 9.5%
               Goods
               Leisure Vehicles: 2.4%
 2,200,000     Harley Davidson                                           64,625
               Motorcycles & Related Merchandise
   480,000     Thor Industries                                           10,200
               Mobile Homes & RVs
-------------------------------------------------------------------------------

                                                                         74,825
               Hardware & Appliances: 0.2%
   120,000     Newell                                                     5,528
               Household Appliances
               Manufacturers: 0.6%
   867,000     Unifi                                                     13,384
               Polyester & Nylon Fabrics
   392,000     St. John Knits                                             6,321
               Upscale Knitware
-------------------------------------------------------------------------------
                                                                         19,705


Principal Amount or
Number of Shares                            Value (000)
-------------------------------------------------------
             Services
               Retail: 2.6%

 1,750,000   Borders Group                      $38,937
             Bookstores
   771,000   Fred Meyer Holdings                 29,973
             Supermarkets in the West
   911,000   Host Marriott Services               8,313
             Fast Food Kiosks in Airports
   634,000   Au Bon Pain                          3,863
             Bakery & Deli Restaurants
    72,000   Barnes & Noble                       1,944
             Bookstores
-------------------------------------------------------
                                                 83,030
               Consumer Services: 0.4%
   770,000   Protection One                       7,508
             Security Alarm Monitoring
   192,000   Bally Total Fitness                  3,336
             Fitness Centers
-------------------------------------------------------
                                                 10,844
               Casinos: 0.3%
   392,000   Hollywood Park                       4,067
             Race Track & Casino
   535,000   Monarch Casino & Resort              3,009
             Casino/Hotel in Reno
   110,000   Rio Hotel & Casino                   1,519
             Casino/Hotel in Las Vegas
   170,000   Grand Casinos                        1,348
             Casino/Hotel in Biloxi
$6,250,000   Grand Palais Casino 14%
             Note Due 2/25/98                       313
             New Orleans Casino
-------------------------------------------------------
                                                 10,256

               Cruise Lines: 3.0%
 2,690,000   Carnival                            85,576
             Largest Cruise Line
   240,000   Royal Caribbean Cruises              6,375
             Cruises to Caribbean & Alaska
   310,000   Royal Olympic Cruise                 2,044
             Cruises in Mediterranean
-------------------------------------------------------
                                                 93,995
                                               --------
Consumer Goods/Services: Total                  298,183



Number of Shares                            Value (000)
-------------------------------------------------------
Finance: 11.8%
               Banks: 1.1%
   695,000   TCF Financial                      $13,813
             Great Lakes Bank
   570,000   Texas Regional Bancshares           12,896
             Tex Mex Bank
   170,000   CNB Bancshares                       7,777
             Indiana Bank
    70,000   Peoples Heritage Financial           1,256
             New England Bank
-------------------------------------------------------
                                                 35,742

               Savings & Loans: 3.2%
 1,554,000   Peoples Bank Bridgeport             38,073
             Connecticut Savings & Loan
   435,000   H F Ahmanson                        24,142
             California Savings & Loan
   738,000   Washington Federal                  18,450
             Washington State Savings & Loan
   538,000   Commonwealth Bancorp                 8,272
             Philadelphia Savings & Loan
   554,000   Coast Contingency Rights             4,882
             Litigation Claim Against
              US government
   275,000   Imperial Thrift & Loan               3,781
             California Savings & Loan
    66,000   Washington Mutual                    2,228
             West Coast Savings & Loan
-------------------------------------------------------
                                                 99,828

               Insurance: 3.3%
 1,000,000   UICI                                16,500
             Health Insurance
   723,000   Baldwin & Lyons, Cl. B              15,906
             Trucking Insurance
   511,000   Leucadia National                   14,979
             Insurance Holding Company
   351,000   United Fire & Casualty              13,119
             Property & Casualty
   612,000   Acceptance Insurance                12,737
             Crop Insurance
   687,000   Foremost                            12,581
             Mobile Home & RV Insurance
   460,000   AmerUs Life Holdings                10,091
             Annuities/Life Insurance
   200,000   Protective Life                      7,200
             Life/Dental Insurance
-------------------------------------------------------
                                                103,113

Acorn Fund
Statement of Investments (unaudited)


Number of Shares                                   Value (000)
--------------------------------------------------------------
            Money Management: 2.8%
   618,000  SEI Investments                           $ 42,951
            Mutual Fund Administration
 1,063,000  Baker Fentress                              17,340
            Closed-End Investment Company
   819,000  Pioneer Group                               13,514
            Equity Mutual Funds
 1,777,000  Phoenix Investment Partners                 11,995
            Mutual Fund & Pension Manager
    60,000  Affiliated Managers Group                    1,080
            Mutual Fund & Pension Manager
--------------------------------------------------------------
                                                        86,880
            Finance Companies: 1.4%
   935,000  Americredit                                 22,791
            Auto Lending
 1,820,000  World Acceptance                            10,238
            Personal Loans
   886,000  Capital Trust                                5,759
            Whole Mortgage Loans
   340,000  DVI Health Services                          4,994
            Leases for Big Medical Equipment
--------------------------------------------------------------
                                                        43,782
                                                      --------
Finance: Total                                         369,345

--------------------------------------------------------------
Industrial Goods/Services: 8.0%
            Steel: 1.4%
 1,295,000  Worthington Industries                      16,188
            Steel Processing
   805,000  Gibraltar Steel                             14,037
            Steel Processing
   335,000  A M Castle                                   5,046
            Steel Distribution
   420,000  Atchison Casting                             4,174
            Steel Foundries
   190,000  Schnitzer Steel                              2,850
            Scrap Steel Processor
   400,000  Metal Management                             1,075
            Scrap Steel Processor
--------------------------------------------------------------
                                                        43,370

            Machinery: 1.3%
   980,000  Baldor Electric                             21,437
            Electric Motors
   535,000  Clarcor                                      8,226
            Filters
   365,000  Applied Industrial Technologies              5,954
            Industrial Components Distribution
   196,000  Applied Power                                5,353
            Electronic Enclosures
--------------------------------------------------------------
                                                        40,970
            Conglomerates: 0.4%
   750,000  Thermo Electron                             11,297
            Instrumentation, Biomedical & Industrial Products
            Specialty Chemicals: 1.4%
 1,000,000  Lilly Industries, Cl. A                     17,625
            Industrial Coatings
   610,000  Cambrex                                     14,373
            Pharmaceutical & Other Specialty Chemicals
   295,000  H B Fuller                                  11,173
            Adhesives, Sealants & Coatings
--------------------------------------------------------------
                                                        43,171
            Electrical Components/
            Industrial Materials: 0.1%
   273,000  Spectra Physics Lasers                       1,911
            Laser Manufacturer
   100,000  Brunswick Technologies                         612
            Fiberglass Fabric for Composites
--------------------------------------------------------------
                                                         2,523
            Outsourcing Services & Training: 0.6%
   850,000  Labor Ready                                 12,431
            Temporary Manual Labor
   398,000  GP Strategies                                3,980
            Training Programs
   500,000  International Total Services                 2,812
            Aviation Services
--------------------------------------------------------------
                                                        19,223
            Logistics: 1.7%
   950,000  Expeditors International
            of Washington                               26,362
            International Freight Forwarder
   759,000  Hub Group                                   11,954
            Truck & Rail Freight Forwarder
   500,000  Airnet Systems                               8,281
            Check & Other Small Package Shipment
   400,000  C H Robinson                                 8,050
            Truck Freight Forwarder
--------------------------------------------------------------
                                                        54,647


Number of Shares                                       Value (000)
------------------------------------------------------------------
               Other Industrial Services: 1.1%
 1,081,000     Wackenhut, Cl. B                           $ 20,404
    45,000     Wackenhut, Cl. A                              1,038
               Prison Management
   804,000     Compass International Services                6,884
               Collection Agencies
   209,000     HA.LO Industries                              6,113
               Distributor of Specialty Products
   421,000     Trailer Bridge                                  947
               Tug & Barge Transportation
------------------------------------------------------------------
                                                            35,386
                                                          --------
Industrial Goods/Services: Total                           250,587

------------------------------------------------------------------
Energy/Minerals: 8.8%
               Independent Power: 3.3%
 1,803,000     AES Corporation                              66,824
     1,852     AES Corporation Warrants                         81
               Power Plants
 1,420,000     CalEnergy                                    37,630
               Power Plants
------------------------------------------------------------------
                                                           104,535
               Oil/Gas Producers: 2.1%
 2,000,000     Tesoro Petroleum                             26,125
               Refinery/Gas Reserves
   816,000     Enron Oil & Gas                              14,280
               Oil & Gas Producer
   300,000     Devon Energy                                  9,881
               Oil & Gas Producer
   700,000     Seagull Energy                                8,619
               Oil & Gas Producer
   250,000     Evergreen Resources                           5,500
               Oil & Gas Producer
 1,031,000     Tipperary                                     2,062
               Oil & Gas Producer
------------------------------------------------------------------
                                                            66,467
               Distribution/Marketing/Refining: 2.2%
   900,000     Equitable Resources                          22,894
               Natural Gas Utility & Producer
   650,000     Atmos Energy                                 18,566
               Natural Gas Utility
   340,000     KN Energy                                    17,425
               Natural Gas Pipelines & Processor
   700,000     Dynegy                                        9,406
               Natural Gas Processing & Marketing
------------------------------------------------------------------
                                                            68,291
               Oil Services: 1.2%
   400,000     J Ray McDermott                              12,025
               Offshore Construction Company
   500,000     Weatherford International
               (formerly known as EVI)                      10,813
               Diversified Oil Field Products & Services
   398,000     Atwood Oceanics                               8,283
               Offshore Drilling
   840,000     Pride International                           6,720
               Offshore/Onshore Drilling
------------------------------------------------------------------
                                                            37,841
                                                          --------
Energy/Minerals: Total                                     277,134

------------------------------------------------------------------
Real Estate: 4.6%

   829,000     The Rouse Company                            22,331
               Shopping Malls
   690,625     Security Capital Global                      13,813
   101,000     Security Capital Group, Cl. B                 1,818
               Strategic Real Estate Investments
 1,025,000     LaSalle Hotel Properties                     13,325
               Upscale/Full Service Hotels
   820,000     Cornerstone Properties                       12,402
               Downtown Office Buildings
   485,000     First Industrial Realty Trust                12,367
               Industrial Properties
   260,000     Equity Residential Properties Trust          10,969
               Nationwide Apartments
   400,000     Macerich Company                             10,750
               Regional Shopping Malls
   466,000     Forest City Enterprises,  Cl. B              10,019
   370,000     Forest City Enterprises,  Cl. A               7,770
               Shopping Centers
   945,000     Homestead Village                             8,092
               Extended Stay Hotels
   350,000     Archstone                                     7,131
               Nationwide Apartments
   165,000     Weingarten Realty Investors                   6,765
               Community Shopping Centers
   190,000     First Washington Realty Trust                 4,512
   120,000     First Washington Realty Trust, Cv. Pfd        3,563
               Community Shopping Centers
------------------------------------------------------------------
                                                           145,627
                                                          --------
Real Estate: Total                                         145,627

Acorn Fund
Statement of Investments (unaudited)


Number of Shares                                         Value (000)
--------------------------------------------------------------------
Foreign Securities: 10.2%
               Canada: 0.3%
1,000,000    Northstar Energy                                $ 6,978
             Natural Gas Producer
  440,000    Shaw Industries, Cl. A                            3,330
             Oil Field Services
--------------------------------------------------------------------
                                                              10,308

               United Kingdom: 2.2%
1,200,000    Serco Group                                      21,565
             Facilities Management
  400,000    NTL                                              17,200
             Cable TV & Telephone Systems
  650,000    Comcast UK Cable Partners                        10,075
             Cable TV & Telephone Systems
1,650,000    Airtours                                          9,884
             Tour Operator
1,100,000    N. Brown Group                                    4,365
             Mail Order Clothing in Large Sizes
  600,000    Edinburgh Fund Managers                           2,738
             Investment Management
1,000,000    Coca-Cola Beverages                               2,286
             Coca-Cola Bottler
  700,000    Oriflame                                          1,588
             Natural Cosmetics Sold Door-to-Door
  340,000    Powerscreen International                           514
             Mobile Crushing & Screening Equipment
1,107,000    Ethical Holdings ADR                                173
             Drug Delivery
--------------------------------------------------------------------
                                                              70,388

               Germany/Austria: 0.6%
  180,000    Flughafen Wien (Austria)                          7,340
             Vienna Airport Authority
   23,000    Binding-Brauerei                                  6,399
             Brewery
  552,000    United International
             Holdings (Austria)                                5,348
             Cable Television for Austria & Other Countries
--------------------------------------------------------------------
                                                              19,087

               Sweden: 1.8%
1,110,000    WM Data Nordic                                  $37,120
             Computer Services/Consulting
  630,000    Getinge Industrier                                9,891
             Sterilization & Disinfection Equipment
  320,000    Autoliv                                           8,800
             Seatbelts & Airbags
--------------------------------------------------------------------
                                                              55,811

               Netherlands: 0.9%
  145,000    ASR Verzekeringsgroep                            10,884
             Insurance
  305,000    Hunter Douglas                                   10,339
             Decorative Window Coverings
  167,000    Getronics                                         7,574
             Computer Services
--------------------------------------------------------------------
                                                              28,797

               Switzerland: 0.4%
   11,000    Cie Fin Richemont                                14,065
             Luxury Goods & Tobacco

               France: 0.7%
  115,000    Atos                                             20,457
             Computer Services/Transaction Processing

               Portugal: 0.1%
  336,800    Filmes Lusomundo                                  4,143
             Newspapers, Radio, Video, Film Distribution

               Italy/Greece: 0.8%
1,000,000    Aeroporti di Roma                                 6,439
             Airport Management
  325,000    Industrie Natuzzi                                 6,419
             Leather Couches
1,500,000    Banca Fideuram                                    6,391
             Life Insurance & Mutual Funds
  250,000    Hellenic Bottling (Greece)                        6,167
             Coca-Cola Bottler
--------------------------------------------------------------------
                                                              25,416

Number of Shares                               Value (000)
----------------------------------------------------------
            Malaysia: 0.1%
   750,000  Resorts World Berhad                    $  672
            Casino/Hotel Resort
   590,000  Berjaya Sports Toto                        466
            Lottery/Gaming
----------------------------------------------------------
                                                     1,138

            Hong Kong: 0.3%
 4,500,000  Varitronix International                 8,740
            LCD Manufacturer

            China: 0.1%
   200,000  The Investment Company of China          1,102
            Closed-End Fund

            Singapore: 0.4%
 8,128,000  Star Cruises                             7,864
            Cruise Line
 1,500,000  Natsteel Electronics                     3,294
            Contract Electronics Manufacturer
----------------------------------------------------------
                                                    11,158

            Japan: 0.6%
   180,000  Nintendo                                16,979
            Video Games
    76,000  Noritsu Koki                             1,145
            Photo Processing Lab Manufacturer
----------------------------------------------------------
                                                    18,124

            Australia/New Zealand: 0.1%
   434,000  Sky City (New Zealand)                   1,021
            Casino & Hotel
   125,000  PetSec Energy ADR                          730
   490,000  PetSec Energy                              551
            Oil & Gas Producer
----------------------------------------------------------
                                                     2,302

            South Africa: 0.1%
   407,000  Persetel Q Data                          3,388
            Networks & Computer Systems

            Mexico: 0.3%
 3,300,000  Kimberly Clark de Mexico                 8,177
            Paper Products
 5,960,000  Nadro, Series L                          2,398
            Pharmaceutical Distributor
----------------------------------------------------------
                                                    10,575

            Other Latin America: 0.4%
   320,000  IRSA (Argentina)                         6,880
            Real Estate Management & Development
140,000,000 Cemig (Brazil)                           3,048
            Electric Utility
    135,000 Banco Latinoamericano
             de Exportaciones (Panama)               2,168
            Trade Financing
  1,200,000 Siderca (Argentina)                      1,440
            Steel Pipe Producer
----------------------------------------------------------
                                                    13,536
                                                 ---------
Foreign: Total                                     318,535

Total Common Stocks and Other
 Equity-Like Securities: 92.2%                   2,892,549
                                                 ---------
Short-Term Obligations: 7.4%                       233,160
                                                 ---------

Total Investments: 99.6%                         3,125,709
                                                 ---------
Cash and Other Assets Less Liabilities: 0.4%        11,825
                                                 ---------
Total Net Assets: 100%                          $3,137,534
==========================================================

Acorn Fund
     Foreign Portfolio Diversification


At September 30, 1998, Acorn Fund's foreign portfolio of investments as a percent of net assets was diversified as follows:

                                 Value (000)     Percent
--------------------------------------------------------
Information
Computer Services                   $ 68,539        2.2%
Cable Television                      32,623        1.1
Semiconductors &
 Related Equipment                    21,565        0.7
Business Information/Publishing        4,143        0.1
Contract Manufacturing                 3,294        0.1
--------------------------------------------------------
                                     130,164        4.2

Health Care
Hospital Services                      9,891        0.3
Biotechnology/Drug Delivery              173        0.0
--------------------------------------------------------
                                      10,064        0.3

Consumer Goods/Services
Travel                                17,748        0.6
Consumer Software                     16,979        0.5
Beverages                             14,852        0.5
Entertainment                         14,737        0.5
Nondurable Goods                       9,765        0.3
Furniture & Textiles                   6,419        0.2
Retail                                 4,365        0.1
Consumer Goods Distribution            2,398        0.1
Gaming                                 1,487        0.0
Other Durable Goods                   19,139        0.6
--------------------------------------------------------
                                     107,889        3.4

Finance
Insurance                             10,884        0.3
Money Management                       9,129        0.3
Banks                                  2,168        0.1
Closed-End Funds                       1,102        0.0
--------------------------------------------------------
                                      23,283        0.7

Industrial Goods/Services
Electrical Components                  8,740        0.3
Machinery                              1,659        0.1
Steel                                  1,440        0.0
--------------------------------------------------------
                                      11,839        0.4

Energy/Minerals
Oil/Gas Producers                      8,259        0.3
Oil Services                           3,330        0.1
--------------------------------------------------------
                                      11,589        0.4

Other Industries
Transportation                        13,779        0.5
Real Estate                            6,880        0.2
Utilities                              3,048        0.1
--------------------------------------------------------
                                      23,707        0.8

                                    --------------------
Total Foreign Portfolio             $318,535       10.2%
========================================================

Acorn International
          Major Portfolio Changes in the Third Quarter


                                     Number of Shares
                                   -------------------
                                    6/30/98    9/30/98
Additions
------------------------------------------------------
   Europe
Germany
Merck KGA                           75,000     200,000

Denmark
ISS International System                 0      45,000

Sweden
Icon Medialab                            0      73,400

Spain
Mapfre Vida                        300,000     335,000
Prosegur                           375,000     525,000

France
Assystem                            50,000      75,000
SITA                                     0      35,000

United Kingdom/Ireland
Atkins                           1,000,000   1,100,000
Coca-Cola Beverages              1,400,000   2,200,000
ITNET                                    0     250,000
Logica                                   0      75,000
Parity                                   0     200,000
Saville Systems ADR (Ireland)            0     295,000

Switzerland
Cie Fin Richemont                   16,000      19,000

Italy
Banca Pop Commercia e Industria    500,000     700,000
Industrie Natuzzi ADR              300,000     405,000

Netherlands
Wegener Arcade NV                  310,000     370,000

Poland
Pick Szeged                         30,000     100,000
------------------------------------------------------
   Asia
Singapore
Star Cruises                     8,300,000   9,495,000
Venture Manufacturing            7,000,000   7,500,000
------------------------------------------------------
   Latin America
Mexico
Corp Interamericana
 de Entretenimiento              1,900,000   3,100,000
------------------------------------------------------
   Other Countries
Canada
Celestica                          175,000     510,000
Dundee Realty                    2,500,000   4,000,000
LGS Group                          380,000     580,000

Israel
Amdocs                                   0     165,000

Acorn International
     Major Portfolio Changes in the Third Quarter

                                              Number of Shares
                                            --------------------
                                             6/30/98    9/30/98
Sales
----------------------------------------------------------------
    Europe
Germany
Boewe Systec                                  100,000     60,000
IVG Holdings                                  375,000     89,000

Finland
Tieto Corporation, Cl. B                    1,310,000  2,195,000
 (includes effect of 2 for 1 stock split)

Sweden
Lifco                                         120,000          0
Segerstrom & Svensson                         360,000          0

France
Virbac                                         52,500     24,000

United Kingdom
Computacenter                                  75,000          0
Dorling Kindersley                          1,300,000    190,000
Medeva                                      3,200,000          0
Powerscreen International                   1,500,000    490,000

Switzerland
Julius Baer Holdings                            1,000          0
PubliGroupe                                     5,000          0
Sarasin & Cie Bank                              5,000      4,260

Italy/Greece
Banca Fideuram                              5,430,000  2,725,000
Banca Popolare Di Bergamo                     700,000    450,000
Cellular Communications
 International                                 55,000          0
Ergo Bank (Greece)                             70,000          0
Mediolanum                                    650,000    260,000
Saes Getters                                  325,000    135,000
Saipem SPA                                  1,500,000          0

Portugal
Lusotur                                       101,000          0
Televisao Independente                         87,500          0

Netherlands
ASR Verzekeringsgroep                         151,000    130,000
Fugro NV                                      100,000          0
Kempen                                        580,000    375,000
Telegraaf Holdings                             80,000          0

Hungary
Gedeon Richter                                 80,000          0

Poland
Bank Komunalny                                140,000          0
Best Company Series D                         200,000          0

----------------------------------------------------------------
    Asia
Hong Kong
TVB                                         3,500,000          0

Japan
Aiful                                          10,000          0
Central Uni                                    80,000          0
Lasertec                                      161,000          0
Mirai Industry                                113,000          0
Orix                                           90,000          0
Rohm                                           40,000          0
Shohkoh Fund                                   15,000          0

Indonesia
Medco Energi                                1,750,000          0

Philippines
Philippine Savings Bank                     3,985,000    215,000

Singapore
Electronic Resources                        4,247,000          0
Electronic Resources Warrants               5,015,000          0

----------------------------------------------------------------
    Latin America
Mexico
Tubos de Acero de Mexico ADR                  510,000          0

Brazil
Bompreco GDS                                  181,000          0

Argentina
Perez Companc                               1,400,000          0
Siderca                                     3,600,000  1,600,000

Peru
Telefonica del Peru                           250,000          0

Panama
Panamerican Beverage                          200,000          0

----------------------------------------------------------------
    Other Countries

Australia/New Zealand
Sky City Limited                            1,750,000    873,000

Canada
Bracknell                                   1,700,000    805,000
Shaw Industries                             1,280,000  1,085,000
Ventra Group                                1,800,000          0

Israel
ZAG Industries                                253,000          0

United States
AES Corporation                               203,000    128,000

Acorn International
     Statement of Investments (unaudited) September 30, 1998

Number of Shares                                            Value (000)
-----------------------------------------------------------------------
                                                Common Stocks and Other
                                          Equity-Like Securities: 81.0%
-----------------------------------------------------------------------
Europe: 59.0%
               Germany/Austria: 4.2%
   200,000     Rhoen Klinikum Pfd.                              $18,188
   150,000     Rhoen Klinikum                                    13,731
               Hospital Management
   200,000     Merck KGA                                          8,077
               Pharmaceuticals
   165,000     Flughafen Wien (Austria)                           6,728
               Vienna Airport Authority
   473,000     United International Holdings (Austria)            4,582
               Cable Television for Austria & Other Countries
    89,000     IVG Holdings                                       3,935
               Real Estate
   200,000     Berzelius Umwelt                                   3,698
               Industrial Waste Recycling
    18,500     Cewe Color Holding                                 2,988
               Photographic Developing & Printing
    60,000     Boewe Systec                                       2,154
               Envelope Stuffing Machines
-----------------------------------------------------------------------
                                                                 64,081
               Denmark: 0.6%
    50,000     Vest Wood                                          4,327
               Furniture Company
    44,000     Kompan International                               2,752
               Playground Equipment
    45,000     ISS International System                           2,372
               Cleaning Services
-----------------------------------------------------------------------
                                                                  9,451
               Finland: 6.8%
 2,195,000     Tieto Corporation                                 70,742
               Computer Services/Consulting
    80,000     Fiskars, Series A                                 10,219
               Scissors & Gardening Tools
   574,800     Talentum                                           8,924
               Trade Journals & Multimedia
   135,000     KCI Konecranes International                       5,309
               Cranes & Maintenance
   100,000     Spar Finland                                       5,208
               Grocery/Convenience Stores
   750,000     Elcoteq Network                                    5,159
               Contract Electronics Manufacturer
-----------------------------------------------------------------------
                                                                105,561
               Norway: 0.0%
   500,000     Atex Media Solutions                                 878
               Print Media Software

               Sweden: 7.4%
 2,000,000     WM Data Nordic                                    66,884
               Computer Services/Consulting
   970,000     Getinge Industrier                                15,229
               Sterilization & Disinfection Equipment
   367,000     Autoliv                                           10,092
               Seatbelts & Airbags
   700,000     Bure Investment                                    9,292
               Health Care Services & Investments
   525,000     Atle                                               6,936
               Investment Company
   309,400     Esselte, Series A                                  4,621
               Office Supplies & Related Equipment
    73,400     Icon Medialab                                        768
               Internet Service Bureau
-----------------------------------------------------------------------
                                                                113,822
               France: 4.7%
   180,000     Atos                                              32,019
               Computer Services/Transaction Processing
    60,000     Fininfo                                           10,394
               Data Feeds for French Banks & Brokers
    62,000     NRJ                                               10,066
               Radio Network
    35,000     SITA                                               7,687
               Waste Hauling & Landfills
    95,000     Spir Communications                                5,610
               Regional Newspapers
    13,000     Penauille Polyservice                              3,178
               Industrial Cleaning
    75,000     Assystem                                           2,154
               Nuclear Energy Consulting
    24,000     Virbac                                             1,499
               Veterinary Medicine
-----------------------------------------------------------------------
                                                                 72,607
               United Kingdom/Ireland: 14.5%
 2,000,000     Serco Group                                       35,942
               Facilities Management
 2,000,000     Capita Group                                      20,597
               Outsourcing Services
   467,000     NTL                                               20,081
               Cable TV & Telephone System
 1,500,000     Seton Scholl Healthcare                           17,882
               Pharmaceuticals
13,000,000     Electronics Boutique                              17,784
               Videogame/Computer Software Stores
   510,000     Euro Money Publications                           14,192
               Financial Publications
 1,100,000     Atkins                                            11,936
               Outsourcing Services
 1,700,000     Rotork                                             8,320
               Valve Actuators for Oil & Water Pipelines
   600,000     AEA Technology                                     7,086
               Nuclear Energy Consulting
 2,000,000     Shanks & McEwan                                    6,577
               Landfills & Waste Incinerators

Acorn International
Statement of Investments (unaudited)


Number of Shares                                            Value (000)
-----------------------------------------------------------------------

 3,400,000     HALMA                                            $ 5,980
               Fire Detection Devices
 1,500,000     N. Brown Group                                     5,952
               Mail Order Clothing in Large Sizes
 4,400,000     City Centre Restaurants                            5,683
               Fast Food Restaurants
 1,600,000     Dialog Corporation                                 5,003
               Online Business Information
 2,200,000     Coca-Cola Beverages                                5,029
               Coca-Cola Bottler in Europe
 2,000,000     Oriflame International                             4,537
               Natural Cosmetics
   950,000     Edinburgh Fund Managers                            4,335
               Investment Management
   295,000     Saville Systems ADR (Ireland)                      4,277
               Billing & Customer Care Software
 1,000,000     Hogg Robinson                                      4,274
               Corporate Travel Management
   400,000     Vosper Thornycroft Holdings                        3,898
               Naval Shipbuilding
   600,000     Fairey Group                                       3,033
               Electronic Products
    75,000     Logica                                             2,747
               Computer Software & Services
   190,000     Professional Staff                                 2,161
               Specialist Temporary Staffing
   200,000     Parity                                             2,056
               Computer Software & Services
   250,000     ITNET                                              1,801
               Outsourcing Services
   490,000     Powerscreen International                            741
               Mobile Crushing & Screening Equipment
   190,000     Dorling Kindersley                                   626
               Reference Books & CD-ROMs
-----------------------------------------------------------------------
                                                                222,530
               Switzerland: 5.7%
    19,000     Cie Fin Richemont                                 24,294
               Luxury Goods & Tobacco
    36,000     Phoenix Mecano                                    18,984
               Electrical Components Manufacturer
    60,000     Selecta Group                                     12,916
               Vending Machines
    18,000     Societe Generale d'Affichage                       7,802
               Billboard Advertising
    13,500     Bon Appetit                                        7,509
    12,500     Bon Appetit Warrants 10/29/98                         45
               Cash & Carry Stores/Specialty
               Restaurants
    12,000     Hero                                               6,761
               Packaged Foods
     4,260     Sarasin & Cie Bank                                 5,078
               Private Banking
     3,200     Pargesa Holdings                                 $ 4,371
               Industrial & Media Conglomerate
-----------------------------------------------------------------------
                                                                 87,760
               Italy/Greece: 7.4%
 2,750,000     Autogrill Finanziari                              18,140
               Tollway Restaurants
 2,000,000     Editoriale L'Espresso                             15,734
               Newspapers & Magazines
   700,000     Banco Pop Commercia e Industria                   11,882
               Regional Bank
 2,725,000     Banca Fideuram                                    11,609
               Life Insurance & Mutual Funds
   600,000     Gewiss                                            10,639
               Electrical Plugs & Switches
   450,000     Banca Popolare Di Bergamo                          9,109
               Regional Bank
 1,160,000     Attica Enterprises (Greece)                        8,317
               Ferry Line
   405,000     Industrie Natuzzi ADR                              7,999
               Leather Couches
 1,000,000     Aeroporti di Roma                                  6,439
               Airport Management
   250,000     Hellenic Bottling (Greece)                         6,167
               Coca-Cola Bottler
   260,000     Mediolanum                                         5,963
               Life Insurance & Mutual Funds
   135,000     Saes Getters                                       1,268
               Getters used in TVs/PCs
 ----------------------------------------------------------------------
                                                                113,266
               Spain/Portugal: 2.1%
   335,000     Mapfre Vida                                       12,969
               Life Insurance & Mutual Funds
   525,000     Prosegur                                           6,504
               Security Guards
   150,000     Sol Melia                                          4,751
               Hotel Management
   220,000     Cortefiel                                          4,630
               Apparel Retailer
   134,200     Filmes Lusomundo (Portugal)                        1,651
               Newspapers, Radio, Video, Film
               Distribution
   133,500     Estoril Sol (Portugal)                             1,401
               Casino Resort
     5,000     Aguas de Barcelona                                   244
               Privatized Water Concessions
-----------------------------------------------------------------------
                                                                 32,150
               Netherlands: 5.4%
   560,000     Getronics                                         25,399
               Computer Services
   375,000     Kempen                                            18,460
               Stock Brokerage/Investment Management


Principal Amount or
Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
    130,000       ASR Verzekeringsgroep                                $  9,758
                  Insurance
    275,000       Hunter Douglas                                          9,322
                  Decorative Window Coverings
    370,000       Wegener Arcade NV                                       7,262
                  Newspaper
    900,000       Scala Business Solutions GIC Units                      6,888
     50,000       Scala Business Solutions                                  371
     95,775       Scala Business Solutions
                    Warrants 3/31/99                                        122
     95,775       Scala Business Solutions
                    Warrants 3/31/01                                        106
                  Enterprise Software
    290,000       DOCdata                                                 4,923
                  Audio CD & CD-ROM Replication
-------------------------------------------------------------------------------
                                                                         82,611
                  Hungary: 0.2%
    100,000       Pick Szeged                                             2,859
                  Salami Producer
                                                                    -----------
 Europe: Total                                                          907,576
-------------------------------------------------------------------------------
Asia: 11.9%
                  Hong Kong: 2.6%
 14,050,000       Li and Fung                                            22,666
                  Sourcing of Consumer Goods
  8,585,000       Varitronix International                               16,675
                  LCD Manufacturer
 10,310,000       Vanda Systems                                             452
                  Systems Integrator
-------------------------------------------------------------------------------
                                                                         39,793
                  India: 0.3%
     80,000       Housing Development Finance                             4,563
                  Mortgage Lender
  2,000,000       Centurion Quantum Growth                                  302
                  Closed-End Fund
-------------------------------------------------------------------------------
                                                                          4,865
                  Japan: 4.3%
    130,000       Nintendo                                               12,263
                  Video Games
    125,000       Nidec                                                   9,807
                  Spindle Motor Manufacturer
    250,000       Fuji Software ABC                                       8,632
                  Computer Services/Consulting
     85,000       Ryohin Keikaku                                          8,617
                  Designer & Retailer of Muji Brand
                    Specialty Consumer Goods
    390,000       Meitec                                                  8,452
                  Engineers for Hire
    390,000       Hokuto                                                  6,590
                  Mushroom Grower
    204,000       People                                                  4,571
                  Sports Clubs
    255,000       Noritsu Koki                                            3,840
                  Photo Processing Lab Manufacturer
    271,500       Shinki                                                  2,393
                  Corporate & Consumer Lending
    207,000       Arrk Corporation                                        1,247
                  Industrial Modeling
-------------------------------------------------------------------------------
                                                                         66,412
                  Taiwan: 0.2%
    965,616       Chroma Ate                                              2,486
                  Measuring Instruments

                  Malaysia: 0.1%
  1,595,000       Malaysian Oxygen                                        2,065
                  Industrial Gases

                  Indonesia: 0.0%
  2,126,000       Mustika Ratu                                              169
                  Traditional Cosmetics

                  Philippines: 0.6%
 $8,750,000       Int'l Container Terminal Services
                    Cv. 1.75% 3/13/04                                     6,212
 79,260,000       Int'l Container Terminal Services                       2,717
                  Container Handling Terminals & Port Management
    215,000       Philippine Savings Bank                                    95
                  Banking
-------------------------------------------------------------------------------
                                                                          9,024
                  Singapore: 3.8%
  7,500,000       Venture Manufacturing                                  23,149
                  Contract Electronics Manufacturer
  5,875,000       Natsteel Electronics                                   12,903
                  Contract Electronics Manufacturer
  4,400,000       Datacraft Asia                                         11,880
                  Network Integration
  9,495,000       Star Cruises                                            9,186
                  Cruise Line
 16,900,000       Genting International                                   1,183
                  Investment Holding
-------------------------------------------------------------------------------
                                                                         58,301
                                                                    -----------
 Asia: Total                                                            183,115
-------------------------------------------------------------------------------
Latin America: 4.4%
                  Mexico: 2.4%
  6,500,000       Grupo Industrial Bimbo                                 12,630
                  Bread, Baked Goods & Snacks
  3,500,000       Kimberly Clark de Mexico                                8,673
                  Paper Products

Acorn International
Statement of Investments (unaudited)


Number of Shares                                               Value (000)
--------------------------------------------------------------------------
  2,300,000  Grupo Continental                                  $    6,094
             Beverages
  3,100,000  Corp Interamericana de Entretenimiento                  4,867
             Special Events & Live Entertainment
  8,940,000  Nadro, Series L                                         3,597
             Pharmaceutical Distributor
--------------------------------------------------------------------------
                                                                    35,861

               Brazil: 0.6%
    470,000  Elevadores Atlas                                        4,878
             Elevator Installation & Maintenance
220,000,000  Cemig Pfd                                               4,789
             Electric Utility
--------------------------------------------------------------------------
                                                                     9,667

               Argentina: 0.8%
    500,000  IRSA GDS                                               10,750
             Real Estate Management & Development
  1,600,000  Siderca                                                 1,920
             Steel Pipe Producer
--------------------------------------------------------------------------
                                                                    12,670

               Peru: 0.4%
  6,500,000  Enrique Ferreyros                                       6,620
             Heavy Machinery Dealer

               Panama: 0.2%
    150,000  Banco Latinoamericano
             de Exportaciones                                        2,409
             Trade Financing
                                                                ----------
Latin America: Total                                                67,227

--------------------------------------------------------------------------
Other Countries: 5.7%
               Australia/New Zealand: 1.3%
  6,388,936  Tyndall Australia                                       7,985
             Money Management & Insurance
  3,070,000  AAPT                                                    5,310
             Telecommunications
  2,500,000  Anaconda Nickel                                         4,109
             Nickel Mining
    873,000  Sky City (New Zealand)                                  2,054
             Casino & Hotel
    800,000  PetSec Energy                                             900
             Oil & Gas Producer
--------------------------------------------------------------------------
                                                                    20,358
               Canada: 2.2%
  1,085,000  Shaw Industries                                         8,211
             Oil Field Services
    395,000  Power Financial                                         7,311
             Financial Services Holding Company
    510,000  Celestica                                               6,433
             Contract Electronics Manufacturer
    580,000  LGS Group                                               4,769
             Computer Systems Integration
  4,000,000  Dundee Realty                                           3,800
             Real Estate
    805,000  Bracknell                                               2,532
             Electrical Contractor & Facilities Management
--------------------------------------------------------------------------
                                                                    33,056
               Israel: 0.6%
    350,000  Blue Square Israel ADR                                  4,528
             Supermarkets & Department Stores
    100,000  Orbotech                                                3,219
             Printed Circuit Board Manufacturing Equipment
    165,000  Amdocs                                                  1,867
             Telecommunications Billing &
             Customer Care Software
--------------------------------------------------------------------------
                                                                     9,614

               South Africa: 0.5%
    870,000  Persetel Q Data                                         7,243
             Network & Computer Systems
    500,000  Energy Africa                                             910
             Oil & Gas Producer
--------------------------------------------------------------------------
                                                                     8,153

               Russia: 0.1%
 $1,500,000  Khanty Mansiysk 10% Notes                               1,000
        195  Khanty Mansiysk                                            58
             Oil Production in Russia
--------------------------------------------------------------------------
                                                                     1,058
               United States: 1.0%
    322,000  Carnival                                               10,244
             Largest Cruise Line
    128,000  AES Corporation                                         4,744
             Electric Generating Plants
--------------------------------------------------------------------------
                                                                    14,988
                                                                ----------
Other: Total                                                        87,227

Total Common Stocks and Other                                   ----------
 Equity-Like Securities: 81.0%                                   1,245,145

                                                                ----------
Short-Term Obligations: 18.2%                                      280,504

                                                                ----------
Total Investments: 99.2%                                         1,525,649

                                                                ----------
Cash and Other Assets Less Liabilities: 0.8%                        12,040

                                                                ----------
Total Net Assets: 100%                                          $1,537,689
==========================================================================


Acorn International
Portfolio Diversification

At September 30, 1998, the Fund's portfolio of investments as a percent of net assets was diversified as follows:

                                 Value (000)     Percent
---------------------------------------------------------
Information
Computer Services                $    220,777       14.4%
Publishing                             53,999        3.5
Contract Manufacturing                 40,975        2.7
CATV                                   24,663        1.6
Computer Hardware                      20,269        1.3
Business Information                   15,397        1.0
Instrumentation                        12,873        0.8
Radio                                  10,066        0.7
Business Software                       9,078        0.6
Advertising                             7,802        0.5
Computer Systems                        5,316        0.3
Telephone Services                      5,310        0.3
Marketing                               4,867        0.3
---------------------------------------------------------
                                      431,392       28.0

Health Care
Hospital Management                    31,919        2.1
Pharmaceuticals                        27,458        1.8
Hospital/Laboratory Supplies           15,229        1.0
Services                                9,292        0.6
---------------------------------------------------------
                                       83,898        5.5

Consumer Goods/Services
Retail                                 48,399        3.1
Food                                   36,394        2.4
Consumer Services                      25,586        1.7
Entertainment                          24,294        1.6
Restaurants                            23,823        1.5
Nondurables                            23,598        1.5
Durable Goods                          19,414        1.3
Beverages                              17,290        1.1
Travel                                 14,643        0.9
Furniture & Textiles                   12,326        0.8
Consumer Software                      12,263        0.8
Cruise Lines                           10,244        0.7
Consumer Goods Distribution             8,805        0.6
Leisure Products                        7,323        0.5
Casinos                                 3,455        0.2
---------------------------------------------------------
                                      287,857       18.7

Finance
Insurance                        $     30,038        2.0%
Money Management                       29,892        1.9
Banks                                  28,573        1.9
Brokerage                              18,460        1.1
Finance Companies                       6,956        0.5
Closed-End Funds                        4,673        0.3
---------------------------------------------------------
                                      118,592        7.7

Industrial Goods/Services
Outsourcing Services                  104,126        6.8
Electrical Components                  57,890        3.8
Machinery Processing                   31,375        2.0
Industrial Services                    17,897        1.2
Conglomerates                           6,936        0.5
Specialty Chemicals                     2,065        0.1
Steel                                   1,920        0.1
---------------------------------------------------------
                                      222,209       14.5

Energy/Minerals
Oil Services                            8,211        0.5
Oil/Gas Producers                       7,489        0.5
Independent Power                       4,744        0.3
Non-Ferrous Metals                      4,109        0.3
---------------------------------------------------------
                                       24,553        1.6

Other Industries
Transportation                         30,413        2.0
Real Estate                            23,236        1.5
Waste Management                       17,962        1.2
Regulated Utilities                     5,033        0.3
---------------------------------------------------------
                                       76,644        5.0

Total Common Stocks and
 Other Equity-Like Securities       1,245,145       81.0
=========================================================

Short-Term Obligations                280,504       18.2

Total Investments                   1,525,649       99.2
=========================================================

Cash and Other Assets
 less Liabilities                      12,040        0.8

                                   ----------------------
Net Assets                         $1,537,689      100.0%
=========================================================

The Acorn
-------------------------
         Family of Funds

Trustees
Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart
Jerome Kahn, Jr.
David C. Kleinman
Charles P. McQuaid
Roger S. Meier
Adolph Meyer, Jr.
Ralph Wanger


Officers

Ralph Wanger
President

Marcel P. Houtzager
Vice President

Kenneth A. Kalina
Assistant Treasurer

Merrillyn J. Kosier
Senior Vice President and Secretary

Bruce H. Lauer
Vice President and Treasurer

Charles P. McQuaid
Senior Vice President

Robert A. Mohn
Vice President

John H. Park
Vice President

Mark H. Yost
Vice President

Leah J. Zell
Vice President


Investment Advisor
Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-9-ACORN-9
(1-800-922-6769)
e-mail: acorn@wanger.com
Web site: www.acornfunds.com


Distributor
WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, Massachusetts 02266-8502


Transfer Agent, Dividend Disbursing Agent and Custodian
State Street Bank and Trust Company
Attention: Acorn Family of Funds
P.O. Box 8502
Boston, Massachusetts 02266-8502
1-800-962-1585


Legal Counsel
Bell, Boyd & Lloyd
Chicago, Illinois


This report, including the unaudited schedules of investments, is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

Wanger Asset Management, L.P. ("WAM") is one of the leading global small-cap equity managers in the U.S., with over 28 years of small- to mid-cap investment experience. WAM manages over $6 billion in equities and is also the investment advisor for Wanger Advisors Trust, and separately managed accounts for institutions and high net worth individuals.

The Acorn
------------------------
         Family of Funds


WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, MA 02266-8502